Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax Reconciliation [Abstract]
Federal income tax rate									$ 6.5		$ 41.5		$ 31.6
Other									(1.1)	[1]	1.2	[1]	(0.9)	[1]
State income tax, net of federal benefit									0.2		1.6		0.9
Income tax expense	$ 17.0	$ (9.9)	$ (6.7)	$ 5.2	$ 15.2	$ 4.7	$ 27.7	$ (3.3)	$ 5.6		$ 44.3		$ 31.6
Tax Rate Reconciliation [Abstract]
Federal income tax rate (in hundredths)									35.00%		35.00%		35.00%
Other (in hundredths)									(6.30%)	[1]	1.00%	[1]	(1.10%)	[1]
State income tax, net of federal benefit (in hundredths)									1.20%		1.30%		1.00%
Effective tax rate (in hundredths)									29.90%		37.30%		34.90%

[1]	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.